CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 639,680	$ 182,175
Advances receivable and prepaid expenses	408,729	360,176
Due from related parties	532,598	587,722
Exploration and evaluation asset held for sale	10,000,000	0
Total Current Assets	11,581,007	1,130,073
Non-Current Assets
Property, plant and equipment	1,221,912	1,109,920
Exploration and evaluation assets	11,562,701	40,648,721
Total Non-Current Assets	12,784,613	41,758,641
Total Assets	24,365,620	42,888,714
Current Liabilities
Accounts payable	366,946	494,591
Accrued liabilities	417,176	682,720
Due to related parties	3,824	10,933
Employee retention allowance	177,284	173,110
Lease obligation	79,989	0
Loans	150,202	308,899
Advances received on asset held for sale	1,500,000	0
Current Liabilities	2,695,421	1,670,253
Lease obligation	102,683	0
Loans	0	26,759
Total Liabilities	2,798,104	1,697,012
Shareholders' Equity
Share capital	100,184,783	98,916,239
Reserves	12,511,661	12,137,446
Deficit	(91,128,928)	(69,861,983)
Total Shareholders' Equity	21,567,516	41,191,702
Total Liabilities and Shareholders' Equity	$ 24,365,620	$ 42,888,714